Quarterly Holdings Report
for
Fidelity® Climate Action Fund
August 31, 2025
CLA-NPRT1-1025
1.9901892.104
Common Stocks - 99.5%
	Shares	Value ($)
BRAZIL - 1.0%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
MercadoLibre Inc (b)	151	373,409
CANADA - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Cameco Corp (United States)	3,647	282,241
CHINA - 2.2%
Consumer Discretionary - 1.0%
Automobiles - 1.0%
BYD Co Ltd A Shares (China)	24,600	393,059
Industrials - 1.2%
Electrical Equipment - 1.0%
Sungrow Power Supply Co Ltd A Shares (China)	27,460	384,552
Machinery - 0.2%
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	17,000	75,899
TOTAL INDUSTRIALS		460,451

TOTAL CHINA		853,510
DENMARK - 1.1%
Industrials - 1.1%
Air Freight & Logistics - 0.3%
DSV A/S	464	102,872
Electrical Equipment - 0.8%
Vestas Wind Systems A/S	16,114	320,789
TOTAL DENMARK		423,661
FRANCE - 0.5%
Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
EssilorLuxottica SA	643	195,734
GERMANY - 0.8%
Health Care - 0.6%
Biotechnology - 0.6%
BioNTech SE ADR (b)	2,188	218,800
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	2,541	104,013
TOTAL GERMANY		322,813
HONG KONG - 0.7%
Industrials - 0.7%
Machinery - 0.7%
Techtronic Industries Co Ltd	20,819	268,133
ITALY - 0.6%
Industrials - 0.6%
Electrical Equipment - 0.6%
Prysmian SpA	2,699	235,933
JAPAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Allegro MicroSystems Inc (b)	9,303	286,998
KOREA (SOUTH) - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix Inc	994	189,660
NETHERLANDS - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	426	100,046
SOUTH AFRICA - 0.4%
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Scatec ASA (b)(c)(d)	13,032	137,034
UNITED KINGDOM - 0.7%
Industrials - 0.7%
Professional Services - 0.7%
RELX PLC	5,966	278,670
UNITED STATES - 89.3%
Communication Services - 5.9%
Interactive Media & Services - 5.9%
Alphabet Inc Class A	10,636	2,264,511
Consumer Discretionary - 11.5%
Automobiles - 2.4%
Tesla Inc (b)	2,726	910,130
Broadline Retail - 1.9%
Amazon.com Inc (b)	3,278	750,662
Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp	3,247	286,353
Household Durables - 2.3%
Lennar Corp Class A	612	81,481
Mohawk Industries Inc (b)	2,269	301,074
TopBuild Corp (b)	1,205	507,016
		889,571
Specialty Retail - 3.3%
Lowe's Cos Inc	3,171	818,308
Williams-Sonoma Inc	2,361	444,317
		1,262,625
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd (b)	4,525	93,170
NIKE Inc Class B	3,177	245,804
		338,974
TOTAL CONSUMER DISCRETIONARY		4,438,315

Consumer Staples - 1.2%
Personal Care Products - 1.2%
Kenvue Inc	22,024	456,117
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Centrus Energy Corp Class A (b)	1,151	232,191
Financials - 11.7%
Capital Markets - 6.6%
Intercontinental Exchange Inc	4,036	712,758
Moody's Corp	1,858	947,134
Morgan Stanley	5,893	886,779
		2,546,671
Consumer Finance - 2.7%
American Express Co	1,314	435,302
Capital One Financial Corp	2,674	607,586
		1,042,888
Financial Services - 1.8%
Visa Inc Class A	2,017	709,540
Insurance - 0.6%
Marsh & McLennan Cos Inc	1,183	243,473
TOTAL FINANCIALS		4,542,572

Health Care - 11.1%
Biotechnology - 1.8%
Gilead Sciences Inc	6,316	713,519
Health Care Equipment & Supplies - 0.6%
Intuitive Surgical Inc (b)	469	221,974
Health Care Providers & Services - 0.9%
Elevance Health Inc	1,084	345,417
Life Sciences Tools & Services - 4.1%
Agilent Technologies Inc	2,259	283,866
Bruker Corp	5,539	188,215
Danaher Corp	1,575	324,167
Mettler-Toledo International Inc (b)	168	218,575
Repligen Corp (b)	1,104	135,041
Thermo Fisher Scientific Inc	885	436,057
		1,585,921
Pharmaceuticals - 3.7%
Haleon PLC	124,013	610,299
Johnson & Johnson	3,291	583,066
Ligand Pharmaceuticals Inc (b)	503	81,340
Roche Holding AG	477	155,539
		1,430,244
TOTAL HEALTH CARE		4,297,075

Industrials - 12.8%
Building Products - 1.9%
Resideo Technologies Inc (b)	2,470	84,104
Tecnoglass Inc	1,935	140,442
Trane Technologies PLC	1,232	512,019
		736,565
Commercial Services & Supplies - 1.0%
Clean Harbors Inc (b)	316	76,538
Tetra Tech Inc	1,194	43,485
Veralto Corp	2,613	277,475
		397,498
Construction & Engineering - 1.3%
Fluor Corp (b)	4,496	184,425
Quanta Services Inc	861	325,424
		509,849
Electrical Equipment - 2.9%
Acuity Inc	1,266	413,312
Eaton Corp PLC	943	329,239
NEXTracker Inc Class A (b)	5,380	361,859
		1,104,410
Industrial Conglomerates - 0.7%
3M Co	1,778	276,532
Machinery - 2.8%
Deere & Co	1,607	769,175
Ingersoll Rand Inc	2,996	237,972
Proto Labs Inc (b)	1,609	80,144
		1,087,291
Professional Services - 2.2%
KBR Inc	5,521	278,590
UL Solutions Inc Class A	4,579	289,255
Verisk Analytics Inc	1,060	284,207
		852,052
TOTAL INDUSTRIALS		4,964,197

Information Technology - 32.2%
Communications Equipment - 2.8%
Ciena Corp (b)	3,206	301,268
Lumentum Holdings Inc (b)	2,383	316,486
Motorola Solutions Inc	969	457,814
		1,075,568
Electronic Equipment, Instruments & Components - 2.4%
Amphenol Corp Class A	3,711	403,980
Flex Ltd (b)	3,833	205,525
Keysight Technologies Inc (b)	1,835	299,894
		909,399
IT Services - 1.5%
IBM Corporation	2,323	565,627
Semiconductors & Semiconductor Equipment - 10.4%
Applied Materials Inc	1,600	257,216
Enphase Energy Inc (b)	2,517	94,891
First Solar Inc (b)	3,337	651,349
Monolithic Power Systems Inc	216	180,524
NVIDIA Corp	15,257	2,657,464
SolarEdge Technologies Inc (b)	5,836	197,374
		4,038,818
Software - 9.6%
CyberArk Software Ltd (b)	1,210	548,445
Microsoft Corp	4,854	2,459,474
Samsara Inc Class A (b)	3,888	140,512
Servicenow Inc (b)	348	319,276
Synopsys Inc (b)	391	235,976
		3,703,683
Technology Hardware, Storage & Peripherals - 5.5%
Apple Inc	9,143	2,122,456
TOTAL INFORMATION TECHNOLOGY		12,415,551

Materials - 2.3%
Chemicals - 1.3%
Linde PLC	828	396,024
PureCycle Technologies Inc (b)	6,042	86,340
		482,364
Construction Materials - 0.2%
James Hardie Industries PLC (b)	3,704	74,562
Metals & Mining - 0.8%
MP Materials Corp (b)	4,480	318,707
TOTAL MATERIALS		875,633

TOTAL UNITED STATES		34,486,162
TOTAL COMMON STOCKS (Cost $27,270,067)		38,434,004

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (b)(e)(f) (Cost $8,330)	400	1,440

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (e)(f)(g) (Cost $12,000)	12,000	14,672

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $250,293)	4.36	250,243	250,293

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $27,540,690)	38,700,409
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(38,222)
NET ASSETS - 100.0%	38,662,187

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $137,034 or 0.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $137,034 or 0.4% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,112 or 0.0% of net assets.

(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/2022	8,330

Illuminated Holdings Inc 15%	9/27/2023	12,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	189,361	1,384,625	1,323,693	2,255	-	-	250,293	250,243	0.0%
Total	189,361	1,384,625	1,323,693	2,255	-	-	250,293

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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